JPMORGAN TRUST II

270 Park Avenue

New York, NY 10017

September 28, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust II (the “Trust”) on behalf of

the funds (the “Funds”) listed on

Appendix A hereto

File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the Funds dated July 1, 2016, as supplemented. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated September 8, 2016 for the Funds.

If you have any questions, please call the undersigned at (212) 623-2435.

Sincerely,

/s/ Pamela Woodley
Pamela Woodley
Assistant Secretary

JPMorgan Trust II

Appendix A

J.P. Morgan Municipal Bond Funds

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Tax Free Bond Fund

JPMorgan Ohio Municipal Bond Fund

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase